Impairment of exploration and evaluation, property, plant and equipment and goodwill - Summary of Assuming all Other Variables are Held Constant (Details) - Goodwill - $ / bbl	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Atlantis
Disclosure of information for cash-generating units [line items]
Average sales price (in USD per bbl)		4
Atlantis | Bottom of range
Disclosure of information for cash-generating units [line items]
Average sales price (in USD per bbl)	5
Atlantis | Top of range
Disclosure of information for cash-generating units [line items]
Average sales price (in USD per bbl)	6
Atlantis | Decrease in commodity price
Disclosure of information for cash-generating units [line items]
Percentage of reasonably possible decrease in unobservable input assets	2.80%	1.50%
Atlantis | Increase in post-tax discount rate
Disclosure of information for cash-generating units [line items]
Increase in post-tax discount rate	0.90%	0.50%
Beaumont New Ammonia | Decrease in commodity price
Disclosure of information for cash-generating units [line items]
Percentage of reasonably possible decrease in unobservable input assets	4.40%
Mad Dog | Decrease in commodity price | Top of range
Disclosure of information for cash-generating units [line items]
Percentage of reasonably possible decrease in unobservable input assets	0.00%
Mad Dog | Increase in post-tax discount rate | Bottom of range
Disclosure of information for cash-generating units [line items]
Increase in post-tax discount rate	0.00%